Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1.8	$ 1.8	$ 8.0	$ 7.4
Compensation not yet recognized		$ 8.6			$ 9.7
Grants in period		100,945		1,558,159
Weighted average exercise price		$ 25.49		$ 9.62
Grant date fair value		$ 6.88		$ 1.92	$ 1.38
Tax benefit from compensation expense				$ 2.8	$ 2.6
Cash received from exercise of stock options				3.0
Vested in period, fair value				$ 4.5	$ 0.0
Forfeiture rate					0.00%
Successor [Member] | July 31, 2013, Strike Price 1 and 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				6 years 6 months
Successor [Member] | July 312013 Strike Price 2 and 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				8 years 3 months
Successor [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					19,839,143
Successor [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				11,830,000
Awards granted				0
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.1					$ 0.5
Value of stock grants, net of forfeitures						$ 2.0
Employee Stock Option [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition of compensation not yet recognized		3 years 1 month 6 days			3 years 4 months 24 days
Expiration period		10 years		10 years
Award vesting period		3 years
Employee Stock Option [Member] | Successor [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years 4 months 24 days
Employee Stock Option [Member] | Successor [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Employee Stock Option [Member] | Successor [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term					7 years 9 months 22 days
Employee Stock Option [Member] | Successor [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				7 years 9 months 22 days
Stock Compensation Plan [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period				1,600,000
Stock Compensation Plan [Member] | Successor [Member] | July 31, 2013, Strike Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period					4,100,000
Weighted average exercise price				$ 5.92	$ 5.92
Stock Compensation Plan [Member] | Successor [Member] | July 31, 2013, Strike Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period					5,700,000
Weighted average exercise price				8.88	$ 8.88
Stock Compensation Plan [Member] | Successor [Member] | July 31, 2013, Strike Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period					6,400,000
Weighted average exercise price				11.84	$ 11.84
Stock Compensation Plan [Member] | Successor [Member] | July 312013 Strike Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price				$ 7.21
Restricted Stock [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Grants in period		41,430
Weighted average grant date fair value (dollars per share)		$ 25.49